LONG-TERM DEBT AND LIQUIDITY (Tables)	6 Months Ended
Jun. 30, 2019
LONG-TERM DEBT AND LIQUIDITY [Abstract]
Aggregate Annual Principal Payments of Debt
As of June 30, 2019, the aggregate annual principal payments required to be made under the Company's debt facilities are as follows:

Debt payments in $'000s	Total	July 1, 2019 – June 30, 2020	July 1, 2020 – June 30, 2021	July 1, 2021 – June 30, 2022	July 1, 2022 – June 30, 2023	July 1, 2023 – June 30, 2024	More than 5 years
Senior Secured Credit Facility (1)	299,745	15,598	15,305	15,305	15,305	238,232	-
Financing of Newbuildings (2)	123,574	7,458	7,781	8,140	8,515	8,933	82,747
Total	423,319	23,056	23,086	23,445	23,820	247,165	82,747

(1)	Refers to obligation to repay indebtness outstanding as of June 30, 2019 under the Senior Secured Credit Facility
(2)	Refers to obligation to repay indebtness outstanding as of June 30, 2019 for three vessels delivered in 2018